Inventories	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Inventories
Note 9. Inventories
As at December 31:	2017	2016
Raw materials	$3,632	$5,404
Work-in-progress	3,444	289
Finished goods	1,440	10,488
Commodity inventories	1,310	15,184
Other	—	589
	$9,826	$31,954
Comprising:
Inventories contracted at fixed prices or hedged	$1,475	$21,071
Inventories – other	8,351	10,883
	$9,826	$31,954